Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities:
Net loss	$ (20,666)	$ (47,909)	$ (75,843)	$ (73,325)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation			3,314	2,065
Amortization of right-of-use assets	814	771	1,564	1,566
Amortization of debt discounts and issuance costs	24	4,330	6,201	2,577
Amortization of insurance premiums	1,433	2,390	4,353	1,338
Inventory (recoveries) write-downs			(1,876)	5,661
Impairment of assets held for sale	0	1,543	1,591	0
Change in fair value of derivative instruments	40	(210)	(671)	(14,184)
Change in fair value of earn-out shares liability	(33)	(511)	(519)	(28,682)
Net realized losses on marketable debt securities, available-for-sale	0	91	91	147
Stock-based compensation expense	3,640	4,066	7,906	5,222
Other non-cash items	572	(371)	134	1,368
Changes in operating assets and liabilities:
Accounts receivable	(14,628)	2,015	(6,982)	(4,942)
Inventories	(2,353)	2,130	22,049	(31,285)
Prepaid expenses and other current assets	(1,655)	930	(4,244)	6,413
Other assets	(2,071)	0	(739)	(1,093)
Accounts payable	(428)	(616)	(133)	(7,268)
Other liabilities			4,518	6,462
Net cash used in operating activities	(40,576)	(30,042)	(39,286)	(127,960)
Investing Activities:
Purchases of property and equipment	(156)	(1,354)	(1,385)	(14,113)
Proceeds from the disposal of assets held for sale	0	497	1,295	0
Proceeds from sales and maturities of marketable debt securities, available-for-sale	0	37,465	50,720	96,823
Net cash provided by investing activities	51,199	36,608	50,630	82,710
Financing Activities:
Proceeds from issuance of convertible notes			0	54,300
Debt issuance costs			0	(403)
Proceeds from short-term insurance financing note	1,785	2,187	3,770	3,627
Principal payment for short-term insurance financing note	(1,448)	(2,877)	(4,832)	(1,562)
Proceeds from equipment financing			0	6,312
Principal payment for equipment leases	(1,150)	(1,205)	(3,026)	(1,392)
Proceeds from stock option exercises	10	7	8	6
Payments of prepayment premiums	0	(748)	(1,640)	0
Payments of convertible notes	0	(14,969)	(32,800)	0
Taxes paid related to net share settlement of stock-based awards	(821)	(756)	(1,060)	(449)
Proceeds from issuance of Common Stock under Standby Equity Purchase Agreement	47	924	1,201	4,310
Net cash (used in) provided by financing activities	(1,577)	(17,437)	(38,379)	64,749
Decrease in cash and cash equivalents and restricted cash	9,046	(10,871)	(27,035)	19,499
Reconciliation of Cash, Cash Equivalents and Restricted Cash to Consolidated Balance Sheets:
Cash, cash equivalents and restricted cash, beginning of year	11,640	38,675	38,675	19,176
Cash, cash equivalents and restricted cash, end of year	20,686	27,804	11,640	38,675
Cash and cash equivalents	19,656	27,804	11,640	35,631
Restricted cash	1,030	0	0	3,044
Total cash, cash equivalents and restricted cash	20,686	27,804	11,640	38,675
Supplemental disclosure of cash flow information
Cash paid for interest	0	1,261	1,524	0
Supplemental disclosure of non-cash investing and financing activities
Purchase of property and equipment in accounts payable	(35)	44	7	42
Recognition of right-of-use asset and lease liabilities upon ASC 842 adoption			0	7,682
Right-of-use assets obtained in exchange for operating lease obligations			0	437
Conversion of interest payable on convertible notes	0	12	12	122
Conversion of convertible notes	$ 0	$ 200	$ 200	$ 2,000